Pension obligations (Schedule of additional information about defined benefit plans, balance by member group) - (Details) - Pension obligations [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Obligations [Line Items]
Closing defined benefit obligation	$ 102.9	$ 101.4	$ 115.3
Active members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	84.8	88.4
Deferred members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	4.0	2.8
Retired members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	$ 14.1	$ 10.2